September 29, 2016

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Prudential Investment Portfolios 9: Form N-1A

Post-Effective Amendment No. 54 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 55 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-66895

Investment Company Act No. 811-09101

Dear Sir or Madam:

On behalf of Prudential International Bond Fund (the “Fund”), a new series of Prudential Investment Portfolios 9 (the "Trust"), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 54 to the Registration Statement under the 1933 Act; Amendment No. 55 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add the Fund as a new series of the Trust.

The Fund intends to file a subsequent post-effective amendment on or before December 14, 2016 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective on July 9, 2015 (File No. 333-95849 and 811-09805); Prudential Investment Portfolios 3, Registration Statement on Form N-1A, effective on April 21, 2015 (File No. 333-95849 and 811-09805); Prudential World Fund, Registration Statement on Form N-1A, effective on September 24, 2013 (File No. 002-89725 and 811-03981); Prudential Investment Portfolios 15, Registration Statement on Form N-1A, effective on October 26, 2012 (File No. 002-63394 and 811-02896) (the “Prior Short Duration Filing”); Prudential Investment Portfolios 12, effective December 21, 2010 (File No. 333-42705, and 811-08565), Prudential Investment Portfolios 17, effective December 23, 2013 (File No. 33-55441, and 811-07215), Prudential Investment Portfolios 18, effective December 18, 2013 (File No. 333-43491, and 811-08587), (collectively the “Prior Registration Statements”).

The Amendment contains all applicable Staff comments to the Prior Registration Statements. The Amendment includes substantially similar disclosure to the Prior Registration Statements.

Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the registrant has noted as being substantially different.

The Amendment will go effective on December 14, 2016 and we would appreciate receiving the Staff’s comments, if any, on or about November 18, 2016.

Any questions or comments with respect to the Registration Statement may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel